Offerings - Offering: 1	Jun. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	8,095,830
Proposed Maximum Offering Price per Unit	0.01
Maximum Aggregate Offering Price	$ 80,958.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 11.18
Offering Note	Represents additional common shares reserved for issuance pursuant to future awards under the Registrant’s 2023 Equity Incentive Plan, as amended (the “Plan”). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statement covers any additional common shares that become issuable under the Plan by reason of any share dividend, share split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding common shares. The Proposed Maximum Offering Price Per Unit was estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the Registrant’s common shares reported on the OTCID Market operated by OTC Markets Group Inc. on June 1, 2026.